UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Burke & Herbert Bank & Trust Co.
           -----------------------------------------------------
Address:   PO Box 268
           Alexandria, VA 22314
           -----------------------------------------------------

Form 13F File Number: 28-05313
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Judith A. Cagnon
        -------------------------
Title:  Vice President
        -------------------------
Phone:  703-549-6600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Judith A. Cagnon                  Alexandria, VA                  4/02/2009
--------------------                  --------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          139
                                         -----------
Form 13F Information Table Value Total:      $58,573
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                      VALUE      SHARES    SH/  PUT/  INVESTMENT   OTHER    VOTING    AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------  --------------  ---------  --------  --------    ---  ----  ----------  --------  -------  -----  ----
TRANSOCEAN LTD            REG SHS         H8817H100       20       334     SH         SOLE                      334
TRANSOCEAN LTD            REG SHS         H8817H100      183     3,115     SH         SHR                     3,115
AT&T INC                  COM             00206R102      842    33,400     SH         SOLE                   33,400
AT&T INC                  COM             00206R102      648    25,729     SH         SHR                    25,729
ABBOTT LABS               COM             002824100      549    11,500     SH         SOLE                   11,500
ABBOTT LABS               COM             002824100      351     7,360     SH         SHR                     7,360
ALLIED CAP CORP NEW       COM             01903Q108        0        25     SH         SOLE                       25
ALLIED CAP CORP NEW       COM             01903Q108       20    12,675     SH         SHR                    12,675
ALTRIA GROUP INC          COM             02209S103      344    21,500     SH         SOLE                   21,500
ALTRIA GROUP INC          COM             02209S103       34     2,100     SH         SHR                     2,100
AMERICAN INTL
GROUP INC                 COM             026874107       13    13,439     SH         SOLE                   13,439
AMERICAN INTL
GROUP INC                 COM             026874107        3     2,683     SH         SHR                     2,683
APPLE INC                 COM             037833100       76       720     SH         SOLE                      720
APPLE INC                 COM             037833100      200     1,900     SH         SHR                     1,900
AUTOMATIC DATA
PROCESSING IN             COM             053015103       21       600     SH         SOLE                      600
AUTOMATIC DATA
PROCESSING IN             COM             053015103      232     6,600     SH         SHR                     6,600
BP PLC                    SPONS ADR       055622104      557    13,892     SH         SOLE                   13,892
BP PLC                    SPONS ADR       055622104      196     4,897     SH         SHR                     4,897
BANCO BILBAO
VIZCAYA ARGENTA           SPONS ADR       05946K101      112    13,823     SH         SOLE                   13,823
BANK OF AMERICA
CORPORATION               COM             060505104       52     7,576     SH         SOLE                    7,576
BANK OF AMERICA
CORPORATION               COM             060505104      227    33,280     SH         SHR                    33,280
BANK OF NEW YORK
MELLON CORP               COM             064058100        4       150     SH         SOLE                      150
BANK OF NEW YORK
MELLON CORP               COM             064058100      432    15,278     SH         SHR                    15,278
BAXTER INTL INC           COM             071813109      172     3,350     SH         SOLE                    3,350
BAXTER INTL INC           COM             071813109       38       750     SH         SHR                       750
BERKSHIRE HATHAWAY
INC DEL                   CL A            084670108      260         3     SH         SOLE                        3
BRISTOL MYERS
SQUIBB CO                 COM             110122108      218     9,926     SH         SOLE                    9,926
BRISTOL MYERS
SQUIBB CO                 COM             110122108       99     4,520     SH         SHR                     4,520
BURKE&HERBERT B&T
ALEXANDRIA                COM             121331102    9,464     6,883     SH         SOLE                    6,883
BURKE&HERBERT B&T
ALEXANDRIA                COM             121331102    1,071       779     SH         SHR                       779
CIGNA CORP                COM             125509109      267    15,180     SH         SHR                    15,180
CVS CAREMARK
CORPORATION               COM             126650100       25       900     SH         SOLE                      900
CVS CAREMARK
CORPORATION               COM             126650100      294    10,700     SH         SHR                    10,700
CHEVRON CORP NEW          COM             166764100      916    13,619     SH         SOLE                   13,619
CHEVRON CORP NEW          COM             166764100    1,328    19,747     SH         SHR                    19,747
CISCO SYS INC             COM             17275R102      259    15,460     SH         SOLE                   15,460
CISCO SYS INC             COM             17275R102      175    10,413     SH         SHR                    10,413
CITIGROUP INC             COM             172967101        8     3,275     SH         SOLE                    3,275
CITIGROUP INC             COM             172967101      236    93,433     SH         SHR                    93,433
COCA COLA CO              COM             191216100      520    11,840     SH         SOLE                   11,840
COCA COLA CO              COM             191216100      367     8,350     SH         SHR                     8,350
COLGATE PALMOLIVE
CO                        COM             194162103      194     3,295     SH         SOLE                    3,295
COLGATE PALMOLIVE
CO                        COM             194162103      115     1,950     SH         SHR                     1,950
DELL INC                  COM             24702R101       52     5,500     SH         SOLE                    5,500
DELL INC                  COM             24702R101       51     5,400     SH         SHR                     5,400
DISNEY WALT CO            COM DISNEY      254687106      136     7,500     SH         SOLE                    7,500
DISNEY WALT CO            COM DISNEY      254687106      191    10,500     SH         SHR                    10,500
DOMINION RES INC
VA NEW                    COM             25746U109      361    11,640     SH         SOLE                   11,640
DOMINION RES INC
VA NEW                    COM             25746U109      188     6,076     SH         SHR                     6,076
DU PONT E I DE
NEMOURS & CO              COM             263534109      322    14,422     SH         SOLE                   14,422
DU PONT E I DE
NEMOURS & CO              COM             263534109      306    13,709     SH         SHR                    13,709
DUN & BRADSTREET
CORP DEL NE               COM             26483E100      277     3,600     SH         SHR                     3,600
E M C CORP MASS           COM             268648102      123    10,760     SH         SHR                    10,760
EXELON CORP               COM             30161N101      131     2,882     SH         SOLE                    2,882
EXELON CORP               COM             30161N101      145     3,200     SH         SHR                     3,200
EXXON MOBIL CORP          COM             30231G102    3,204    47,043     SH         SOLE                   47,043
EXXON MOBIL CORP          COM             30231G102    4,400    64,608     SH         SHR                    64,608
FPL GROUP INC             COM             302571104      250     4,932     SH         SOLE                    4,932
FPL GROUP INC             COM             302571104       93     1,840     SH         SHR                     1,840
FEDERAL REALTY INVT TR    SH BEN INT NEW  313747206      421     9,150     SH         SOLE                    9,150
FLUOR CORP NEW            COM             343412102      214     6,200     SH         SHR                     6,200
FREEPORT-MCMORAN
COPPER & GO               COM             35671D857      454    11,921     SH         SHR                    11,921
GENERAL ELECTRIC CO       COM             369604103    1,236   122,255     SH         SOLE                  122,255
GENERAL ELECTRIC CO       COM             369604103      991    98,011     SH         SHR                    98,011
HEWLETT PACKARD CO        COM             428236103      744    23,212     SH         SOLE                   23,212
HEWLETT PACKARD CO        COM             428236103      511    15,928     SH         SHR                    15,928
HONEYWELL INTL INC        COM             438516106      147     5,262     SH         SOLE                    5,262
HONEYWELL INTL INC        COM             438516106      137     4,900     SH         SHR                     4,900
INTEL CORP                COM             458140100      264    17,578     SH         SOLE                   17,578
INTEL CORP                COM             458140100      127     8,468     SH         SHR                     7,668     800
INTERNATIONAL BUSINESS
MACHS                     COM             459200101      522     5,384     SH         SOLE                    5,384
INTERNATIONAL BUSINESS
MACHS                     COM             459200101      388     4,004     SH         SHR                     4,004
ISHARES TR                BARCLYS US AGG  464287226      240     2,365     SH         SOLE                    2,365
JPMORGAN CHASE & CO       COM             46625H100      108     4,055     SH         SOLE                    4,055
JPMORGAN CHASE & CO       COM             46625H100      124     4,654     SH         SHR                     4,654
JOHNSON & JOHNSON         COM             478160104    2,663    50,624     SH         SOLE                   50,624
JOHNSON & JOHNSON         COM             478160104      289     5,500     SH         SHR                     5,500
KIMBERLY CLARK CORP       COM             494368103      213     4,619     SH         SOLE                    4,619
KIMBERLY CLARK CORP       COM             494368103      115     2,498     SH         SHR                     2,098     400
KRAFT FOODS INC           CL A            50075N104      325    14,562     SH         SOLE                   14,562
KRAFT FOODS INC           CL A            50075N104       12       516     SH         SHR                       516
LOWES COS INC             COM             548661107       50     2,750     SH         SOLE                    2,750
LOWES COS INC             COM             548661107      242    13,250     SH         SHR                    13,250
MANULIFE FINL CORP        COM             56501R106      112     9,988     SH         SOLE                    9,988
MANULIFE FINL CORP        COM             56501R106      242    21,608     SH         SHR                    21,608
MCDONALDS CORP            COM             580135101      161     2,954     SH         SOLE                    2,954
MCDONALDS CORP            COM             580135101       68     1,250     SH         SHR                     1,250
MEDCO HEALTH
SOLUTIONS INC             COM             58405U102      213     5,158     SH         SOLE                    5,158
MEDCO HEALTH
SOLUTIONS INC             COM             58405U102       34       820     SH         SHR                       820
MEDTRONIC INC             COM             585055106      212     7,204     SH         SOLE                    7,204
MEDTRONIC INC             COM             585055106       68     2,300     SH         SHR                     2,300
MERCK & CO INC            COM             589331107      408    15,269     SH         SOLE                   15,269
MERCK & CO INC            COM             589331107      140     5,250     SH         SHR                     5,250
MICROSOFT CORP            COM             594918104      234    12,744     SH         SOLE                   12,744
MICROSOFT CORP            COM             594918104      561    30,525     SH         SHR                    30,525
NORFOLK SOUTHERN
CORP                      COM             655844108      588    17,419     SH         SOLE                   17,419
NORFOLK SOUTHERN
CORP                      COM             655844108       78     2,300     SH         SHR                     2,300
ORACLE CORP               COM             68389X105       42     2,300     SH         SOLE                    2,300
ORACLE CORP               COM             68389X105      239    13,200     SH         SHR                    13,200
PEPSICO INC               COM             713448108      550    10,675     SH         SOLE                   10,675
PEPSICO INC               COM             713448108      735    14,270     SH         SHR                    14,270
PFIZER INC                COM             717081103      662    48,623     SH         SOLE                   48,623
PFIZER INC                COM             717081103      779    57,190     SH         SHR                    57,190
PHILIP MORRIS INTL INC    COM             718172109      751    21,100     SH         SOLE                   21,100
PHILIP MORRIS INTL INC    COM             718172109       93     2,600     SH         SHR                     2,600
PROCTER & GAMBLE CO       COM             742718109      518    11,005     SH         SOLE                   11,005
PROCTER & GAMBLE CO       COM             742718109       83     1,761     SH         SHR                     1,761
PROTECTIVE LIFE CORP      COM             743674103    1,221   232,488     SH         SOLE                  232,488
QWEST COMMUNICATIONS
INTL IN                   COM             749121109        1       361     SH         SOLE                      361
QWEST COMMUNICATIONS
INTL IN                   COM             749121109       40    11,550     SH         SHR                    11,550
REGIONS FINANCIAL
CORP NEW                  COM             7591EP100      346    81,327     SH         SOLE                   81,327
REGIONS FINANCIAL
CORP NEW                  COM             7591EP100       12     2,710     SH         SHR                     2,710
                          SPONS
ROYAL DUTCH SHELL PLC     ADR A           780259206      238     5,370     SH         SOLE                    5,370
SARA LEE CORP             COM             803111103       98    12,185     SH         SOLE                   12,185
SARA LEE CORP             COM             803111103       41     5,100     SH         SHR                     5,100
SCHERING PLOUGH CORP      COM             806605101       19       800     SH         SOLE                      800
SCHERING PLOUGH CORP      COM             806605101      390    16,570     SH         SHR                    16,570
SCHLUMBERGER LTD          COM             806857108      152     3,743     SH         SOLE                    3,743
SCHLUMBERGER LTD          COM             806857108      284     7,000     SH         SHR                     7,000
SPACE PROPULSION SYS INC  COM             846192102        1    16,250     SH         SOLE                   16,250
TARGET CORP               COM             87612E106       53     1,548     SH         SOLE                    1,548
TARGET CORP               COM             87612E106      182     5,297     SH         SHR                     5,297
TEXAS INSTRS INC          COM             882508104       87     5,242     SH         SOLE                    5,242
TEXAS INSTRS INC          COM             882508104      120     7,276     SH         SHR                     7,276
3M CO                     COM             88579Y101      389     7,833     SH         SOLE                    7,833
3M CO                     COM             88579Y101      117     2,358     SH         SHR                     2,358
TRAVELERS COMPANIES INC   COM             89417E109        2        45     SH         SOLE                       45
TRAVELERS COMPANIES INC   COM             89417E109      218     5,374     SH         SHR                     5,374
UNITED TECHNOLOGIES CORP  COM             913017109      143     3,330     SH         SOLE                    3,330
UNITED TECHNOLOGIES CORP  COM             913017109      386     8,975     SH         SHR                     8,975
VERIZON
COMMUNICATIONS INC        COM             92343V104      656    21,735     SH         SOLE                   21,735
VERIZON
COMMUNICATIONS INC        COM             92343V104      657    21,762     SH         SHR                    21,762
WAL MART STORES INC       COM             931142103      966    18,536     SH         SOLE                   18,536
WAL MART STORES INC       COM             931142103      325     6,232     SH         SHR                     6,232
WELLPOINT INC             COM             94973V107      311     8,200     SH         SHR                     8,200
WELLS FARGO & CO NEW      COM             949746101      231    16,203     SH         SOLE                   16,203
WELLS FARGO & CO NEW      COM             949746101       69     4,840     SH         SHR                     4,840
WYETH                     COM             983024100      590    13,716     SH         SOLE                   13,716
WYETH                     COM             983024100      748    17,379     SH         SHR                    17,379